Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,132,615)	$ (906,536)	$ (1,211,821)	$ (1,239,918)
Adjustments to reconcile net loss to net cash provided (used) by operating activities
Depreciation and amortization	54,526	45,352	59,469	52,726
Non-cash compensation expense attributable to stock awards	4,680,802	59,292	79,057	82,438
Changes in operating assets and liabilities
Accounts receivable	(55,475)	(170,235)	(80,405)	(39,927)
Prepaid expenses and other assets	(651,176)	(12,192)	(324)	(1,076)
Accounts payable and accrued expenses	2,405,908	14,299	2,344	88,948
Accounts payable - officers	(100,455)	15,620	16,270	10,498
Accrued interest expense	(332,524)	236,922	325,348	224,836
Deferred compensation	(361,610)	18,255	24,340	81,302
Deferred revenue	7,296,208
Net Cash flows provided (used) by Operating Activities	3,803,589	(699,223)	(785,722)	(740,173)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of deposit	(13,500,000)
Purchases of intangible assets	(76,798,444)
Purchases of equipment	(1,646,611)	(31,403)	(33,572)	(16,923)
Payments for patent costs	(8,709)	(28,905)	(35,456)	(53,567)
Net Cash used by Investing Activities	(91,953,764)	(60,308)	(69,028)	(70,490)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	45,000	593,401	705,491	976,466
Net proceeds from Section 144A Offering	201,922,458
Payment of Notes Payable	(1,133,851)
Proceeds from Motorola Investment	10,000,000
Net Cash provided from Financing Activities	210,833,607	593,401
Net Change in Cash	122,683,432	(166,130)	(149,259)	165,803
CASH
Beginning of the period	45,679	194,938	194,938	29,135
End of the period	122,729,111	28,808	45,679	194,938
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Taxes paid	0	0	3,710	3,564
Non-cash financing activities
Accounts payable settled with preferred stock			$ 9,000	$ 7,500